SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2026 CAD ($) Share	Mar. 31, 2025 CAD ($) Share
Supplemental of cash flow informations [abstract]
Number of share options exercised in cashless exercise	542,084	1,250,000
Fewer shares issued than options exercised	231,451	387,249
Compensation received from options exercised | $	$ 323,467	$ 534,500